Commitments and contingencies (Details) € in Millions, £ in Millions	6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 GBP (£)
Commitments and contingencies
Possible fines, percent	4.00%	4.00%
Possible fines, amount	€ 20	£ 17.5